Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expenses And Other Assets [Abstract]
Prepaid voyage costs	$ 27	$ 137
Inventory	220	1,160
Other	1,353	0
Total prepaid expenses and other current assets	$ 1,600	$ 1,297